Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Assets held for sale			$ 5,479
Kenshaw electrical pty ltd [member]
IfrsStatementLineItems [Line Items]
Assets held for sale			$ 5,479